UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA Crescent Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA Crescent Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

	Shares or Principal Amount	Fair Value

COMMON STOCKS — LONG

TECHNOLOGY — 11.8%
Analog Devices, Inc.	3,522,000	$165,710,100
Arris Group, Inc.*	7,098,800	121,105,528
Cisco Systems, Inc.	10,337,200	242,097,224
Google Inc.*	256,000	224,232,960
Hewlett-Packard Company	2,991,800	62,767,964
Microsoft Corporation	15,013,700	500,106,347
Oracle Corporation	10,575,000	350,667,000
		$1,666,687,123
FINANCIAL SERVICES — 8.3%
Alleghany Corporation	248,034	$101,607,128
American International Group, Inc.	5,168,300	251,334,429
Aon Corporation (Great Britain)	6,249,200	465,190,448
Bank of America Corporation	3,801,200	52,456,560
The Bank Of New York Mellon Corporation	3,718,200	112,252,458
CIT Group Inc. *	2,143,800	104,553,126
Citigroup Inc.	1,781,300	86,410,863
		$1,173,805,012
HEALTH CARE — 8.0%
Carefusion Corporation *	4,325,000	$159,592,500
Covidien plc (Ireland)	4,851,700	295,662,598
Johnson & Johnson	1,425,000	123,533,250
Omnicare, Inc.	714,900	39,676,950
Thermo Fisher Scientific Inc.	3,695,000	340,494,250
WellPoint, Inc.	2,025,000	169,310,250
		$1,128,269,798
RETAILING — 5.8%
CVS Caremark Corporation	6,805,000	$386,183,750
Lowe’s Companies, Inc.	861,100	40,996,971
Tesco plc (Great Britain)	31,096,050	180,727,133
Walgreen Co.	2,175,000	117,015,000
Wal-Mart Stores, Inc.	1,220,400	90,260,784
		$815,183,638

ENERGY — 5.0%
Canadian Natural Resouces Limited (Canada)	5,176,500	$162,749,160
Groupe Bruxelles Lambert S.A. (ADR) (Belgium)	2,121,235	180,412,097
Occidental Petroleum Corporation	3,616,500	338,287,410
Rowan Companies, Inc. (Great Britain)*	911,800	33,481,296
		$714,929,963
CONSUMER NON-DURABLE GOODS — 3.4%
Anheuser-Busch InBev SA/NV (ADR) (Belgium)	2,040,000	$202,368,000
Orkla ASA (Norway)	22,758,798	165,768,257
Unilever N.V. (Netherlands)	2,790,000	108,530,442
		$476,666,699
ADVERTISING — 2.7%
The Interpublic Group of Companies	10,317,400	$177,252,932
WPP plc (Great Britain)	10,134,960	208,374,778
		$385,627,710
INDUSTRIAL PRODUCTS — 2.2%
Henkel AG &Co. KGaA (Germany)	1,061,150	$93,983,721
ITT Corporation	1,150,000	41,342,500
Owens-Illinois, Inc. *	5,815,100	174,569,302
		$309,895,523
AUTOMOTIVE — 1.2%
Renault S.A. (France)	2,084,000	$166,137,522

REAL ESTATE — 0.5%
Genting Malaysia Berhad (Malaysia)	53,251,200	$68,944,329

OTHER COMMON STOCKS — 5.3%		$747,366,563

TOTAL COMMON STOCKS — LONG — 54.2% (Cost $5,620,007,588)		$7,653,513,880

LIMITED PARTNERSHIP — 1.2% (Cost $154,113,207)
Endeavour Financial Restoration Fund, L.P.*,**,††	$29,889,312	$40,697,526
Endeavour Regional Bank Opportunities Fund, L.P.*,**,††	81,374,013	83,228,852
U.S. Farming Realty Trust, L.P.*,**,††	35,000,000	38,493,875
U.S. Farming Realty Trust II, L.P.*,**,††	9,156,411	9,475,485
		$171,895,738

CURRENCY DERIVATIVES/FUTURES — 0.2% (Cost $20,425,337)
Currency JPY Swaption (option expires 2/27/14; swap expires 2/19/16; ¥ 51,459,597,000)*		$—
JPY Put
—Strike $95; expires 09/09/14; ¥ 16,806,550,000*		10,282,640
—Strike $95; expires 09/09/14; ¥ 16,728,380,000*		10,296,090
—Strike $95; expires 03/24/22; ¥ 194,350,000,000*		15,481,921
Euro Forward (€118,300,000 @ $1.32419) — 10/21/13*		(3,384,563)
British Pounds Forward (£60,000,000 @ $1.55675) — 10/28/13*		(3,729,000)
		$28,947,088

BONDS & DEBENTURES
CONVERTIBLE BONDS & DEBENTURES — 0.1% (Cost $8,032,384)
INDUSTRIAL PRODUCTS — 0.1%
Navistar International Corporation - 3.75% 2014	$9,193,000	$9,353,878

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE
FINANCIAL SERVICES — 0.6%
International Lease Finance Corporation
— 5.65% 2014	$5,515,000	$5,655,632
— 6.625% 2013	1,612,000	1,620,705
iStar Financial Inc.
— 5.7% 2014	20,649,000	21,061,980
— 5.85% 2017	4,950,000	5,122,260
— 5.875% 2016	18,785,000	19,957,184
— 6.05% 2015	6,912,000	7,189,862
Springleaf Financial Services
— 5.75% 2016	5,100,000	5,278,500
— 6.5% 2017	8,980,000	9,205,398
— 6.9% 2017	15,366,000	16,095,885
		$91,187,406
INDUSTRIAL PRODUCTS — 0.2%
Global Ship Lease, Inc. — 0.2616% 2016 Term Loan (Floating) **	$30,993,075	$26,499,079

ENERGY— 0.2%
ATP Oil & Gas Corporation - 8.5% PS loan 2013**††	$2,463,263	$2,106,090
ATP Oil & Gas Corporation - 11.875% 2015*	136,713,000	1,025,347
ATP Oil & Gas Corporation - 14.5% 2014 Term Loan (Floating)**	43,341,962	18,203,624
ATP Oil & Gas Corporation - 15% 2013**	4,061,667	4,061,667
		$25,396,728
TOTAL CORPORATE BONDS AND DEBENTURES — 1.0%		$143,083,213

U.S. GOVERNMENT & AGENCIES — 36.3%
Federal National Mortgage Association — 7.5% 2028	$31,969	$36,822
U.S. Treasury Notes
— 0.125% 2014†	260,000,000	260,060,944
— 0.25% 2013	200,000,000	200,023,440
— 0.25% 2013	280,000,000	280,084,756
— 0.25% 2014	150,000,000	150,139,890
— 0.25% 2014	175,000,000	175,190,557
— 0.25% 2014	175,000,000	175,199,097
— 0.25% 2014	177,298,000	177,424,396
— 0.25% 2014	195,000,000	195,236,126
— 0.25% 2014	200,000,000	200,265,620
— 0.25% 2014†	200,000,000	200,234,380
— 0.25% 2014	350,000,000	350,461,440
— 0.5% 2013	200,000,000	200,031,240
— 0.5% 2014	180,000,000	180,686,430
— 0.5% 2014†	200,000,000	200,672,860
— 0.625% 2014	200,000,000	200,827,140
— 0.75% 2014	200,000,000	200,924,800
— 1% 2014	137,187,000	137,568,147
— 1% 2014	185,000,000	186,050,559
— 1.25% 2014	160,000,000	160,868,752
— 1.25% 2014	245,000,000	246,545,607
— 1.25% 2014	290,000,000	291,291,399
— 1.75% 2014	185,515,000	186,566,685
— 1.875% 2014	175,000,000	176,320,200
— 1.875% 2014	225,000,000	227,348,865
— 2% 2013	60,000,000	60,191,310
— 2.625% 2014	100,000,000	101,885,740
TOTAL U.S. GOVERNMENT & AGENCIES		$5,122,137,202

MORTGAGE-BACKED SECURITIES —0.6%
Stanwich Mortgage Loan Trust Series
2009-2 — 2.19% 2049**,††	$6,545,525	$2,927,159
2010-1A — 1.29% 2047**,††	3,940,495	1,993,102
2010-2A — 7.59% 2057**,††	26,177,745	13,198,819
2010-3A — 1.31% 2038**,††	13,518,478	6,763,295
2010-4A — 1.03% 2049**,††	18,790,404	8,780,756
2011-1A — 3.89% 2049**,††	35,920,187	18,945,348
2011-2A —2.89% 2049**,††	19,651,748	10,517,694
2012-2A — 1.43% 2047**,††	16,180,760	6,230,224
2012-4A — 0.5% 2051**,††	25,892,499	11,498,083
Florida Mortgage Resolution Trust Series 2012-4A— 4.82% 2050 **,††	4,291,794	1,578,938
		$82,433,418
TOTAL NON-CONVERTIBLE BONDS & DEBENTURES — 37.9% (Cost $5,398,707,365)		$5,347,653,833

TOTAL INVESTMENT SECURITIES — 93.6% (Cost $11,201,285,881)		$13,211,364,417

SHORT-TERM INVESTMENTS — 7.6%
Short-term Corporate Notes:
Exxon Mobil Corporation
— 0.05% 10/09/13	$84,942,000	$84,941,056
— 0.05% 10/23/13	80,000,000	79,997,556
— 0.05% 11/06/13	50,000,000	49,997,500
— 0.06% 10/02/13	50,000,000	49,999,917
— 0.06% 11/04/13	70,000,000	69,996,033
— 0.06% 11/12/13	100,000,000	99,993,000
— 0.07% 10/04/13	70,000,000	69,999,592
General Electric Company — 0.04% 10/15/13	45,000,000	44,999,300
Toyota Motor Credit Corporation
— 0.04% 10/07/13	50,000,000	49,999,667
— 0.06% 10/16/13	50,000,000	49,998,750
— 0.06% 11/14/13	50,000,000	49,996,333
— 0.07% 10/18/13	80,000,000	79,997,356
— 0.08% 10/28/13	60,000,000	59,996,400
— 0.08% 11/20/13	50,000,000	49,994,444
— 0.09% 11/05/13	50,000,000	49,995,625
— 0.09% 11/07/13	65,000,000	64,993,987
— 0.09% 11/13/13	50,000,000	49,994,625

State Street Bank Repurchase Agreement — 0.00% 10/01/13 (Dated 9/30/13, repurchase price of $15,508,000, collateralized by $13,350,000 principal amount U.S. Treasury Bond — 4.625% 2040, fair value $15,819,750)	15,508,000	15,508,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,070,399,141)		$1,070,399,141

TOTAL INVESTMENTS — 101.2% (Cost $12,271,685,022)		$14,281,763,558

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT — (1.7)%
Avalonbay Communities, Inc.	(100,400)	$(12,759,836)
Baytex Energy Corp.	(113,500)	(4,684,349)
Crescent Point Energy Corp.	(150,000)	(5,679,615)
Essex Propertry Trust, Inc.	(88,200)	(13,027,140)
Express Scripts, Inc. *	(385,427)	(23,811,680)
Federal Realty Investment Trust	(107,300)	(10,885,585)
HCP, Inc.	(226,700)	(9,283,365)
Hospitality Properties Trust	(182,300)	(5,159,090)
Jarden Corporation	(154,350)	(7,470,540)
Nissan Motor Co., Ltd. (Japan)	(12,983,600)	(129,994,400)
PharMerica Corporation *	(320,700)	(4,255,689)
Pitney Bowes Inc.	(401,000)	(7,294,190)
Pool Corporation	(95,300)	(5,349,189)
Ventas Inc.	(61,800)	(3,800,700)
		$(243,455,368)

OTHER COMMON STOCKS SOLD SHORT — (1.5)%		$(210,064,344)

TOTAL COMMON STOCKS SOLD SHORT — (3.2)%		$(453,519,712)

NON-CONVERTIBLE BONDS & DEBENTURES SOLD SHORT — (0.1)%
Safeway Inc. — 3.95% 2020	$(6,810,000)	$(6,673,119)

TOTAL SECURITIES SOLD SHORT — (3.3)% (Proceeds $422,453,515)		$(460,192,831)

Other assets less liabilities, net — 2.1%		$297,744,214
NET ASSETS — 100.0% — NOTE 2		$14,119,314,941

*                      Non-income producing security.

**               Restricted securities.  These restricted securities constituted 2.0% of total net assets at September 30, 2013.

†                      Security segregated as collateral for securities sold short.

††               These securities have been valued in good faith under policies adopted by authority of the  Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.8% of total net assets at September 30, 2013.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under policies adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long	$7,653,513,880	—	—	$7,653,513,880
Limited Partnerships	—	—	$171,895,738	171,895,738
Convertible Bonds & Debentures	—	$9,353,878	—	9,353,878
Corporate Bonds & Debentures	—	140,977,123	2,106,090	143,083,213
U.S. Government & Agencies	—	5,122,137,202	—	5,122,137,202
Mortgage-Backed Securities	—	—	82,433,418	82,433,418
Short-Term Investments	—	1,070,399,141	—	1,070,399,141
	$7,653,513,880	$6,342,867,344	$256,435,242	$14,252,816,470
Currency Derivatives/Futures	$—	$28,947,088	$—	$28,947,088
Securities Sold Short
Common Stocks Sold Short	$(453,519,712)	—	—	$(453,519,712)
Non-Convertible Bonds & Debentures Sold Short	—	$(6,673,119)	—	(6,673,119)
	$(453,519,712)	$(6,673,119)	—	$(460,192,831)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013

Investment	Beginning Value at June 30, 2013	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Net Transfers In (Out)	Ending Value at September 30, 2013

Limited Partnership	$85,955,886	$5,378,939	$81,957,739	$(1,396,826)	—	$171,895,738
Corporate Bonds	2,131,074	(87,037)	62,053	—	—	2,106,090
Mortgage-Backed Securities	85,221,502	3,292,188	—	(6,080,272)	—	82,433,418
	$173,308,462	$8,584,090	$82,019,792	$(7,477,098)	$—	$256,435,246

*Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2, or 3 during the period ended September 30, 2013. The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2013:

Financial Assets	Fair Value at September 30, 2013	Valuation Technique(s)	Unobservable Inputs	Price/Range

Limited Partnerships	$40,697,526	NAV as Practical Expedient*	N/A	$136.16

	$83,228,852	NAV as Practical Expedient*	N/A	$102.28

	$38,493,875	NAV as Practical Expedient*	N/A	$109.98

	$9,475,485	NAV as Practical Expedient*	N/A	$103.48

Corporate Bonds	$2,106,090	Methods of Comparables/Guarantees**	Quotes/Prices	$85.50

Mortgage-Backed Securities	$82,433,418	Methods of Comparables/Consensus Pricing***	Quotes/Prices	$46.67- $58.26
			Discount	1.1%-16.9% (6.1%)

* No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

** The Methods of Comparables/Guarantees pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include vendor prices for comparable securities combined with guarantees provided by other lenders.

*** The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering obervable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security.  Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities (excluding securities sold short) was $11,201,285,881 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$2,187,919,029
Gross unrealized depreciation:	177,840,493
Net unrealized appreciation:	$2,010,078,536

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	November 27, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 27, 2013